Commitments (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 1,440
2019
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	391
2020
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	283
2021
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	210
2022
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	210
2023
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	190
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 156